Consolidated Statements of Stockholders’ Equity (USD $) In Thousands, except Share data	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Net Unrealized Investment Gain (Loss) [Member]	Total
Balance at Dec. 31, 2008	$ 170,555	$ 130	$ 113,580	$ 179,710	$ 16,842	$ 480,817
Balance (in Shares) at Dec. 31, 2008	10,841,062	13,031,696
Net income				40,049		40,049
Unrealized gains on securities					10,238	10,238
Total comprehensive income						50,287
Stock-based compensation			1,134			1,134
Tax benefit from exercise of stock options			1,566			1,566
Other			(801)			(801)
Shares sold - stock purchase plans		7	15,388			15,395
Shares sold - stock purchase plans (in Shares)		686,005
Dividends declared to preferred stockholders				(8,673)		(8,673)
Dividends declared to common stockholders				(13,946)		(13,946)
Balance at Dec. 31, 2009	170,555	137	130,867	197,140	27,080	525,779
Balance (in Shares) at Dec. 31, 2009	10,841,062	13,717,701
Net income				52,695		52,695
Unrealized gains on securities					9,207	9,207
Total comprehensive income						61,902
Stock-based compensation			321			321
Tax benefit from exercise of stock options			154			154
Shares sold - stock purchase plans		1	2,654			2,655
Shares sold - stock purchase plans (in Shares)		102,349
Shares repurchased		(2)	(5,942)			(5,944)
Shares repurchased (in Shares)		(182,900)
Shares issued in conversion of preferred stock to common stock	(7)		7
Shares issued in conversion of preferred stock to common stock (in Shares)	(454)	108
Dividends declared to preferred stockholders				(8,673)		(8,673)
Dividends declared to common stockholders				(15,048)		(15,048)
Balance at Dec. 31, 2010	170,548	136	128,061	226,114	36,287	561,146
Balance (in Shares) at Dec. 31, 2010	10,840,608	13,637,258
Net income				64,072		64,072
Unrealized gains on securities					415	415
Total comprehensive income						64,487
Stock-based compensation			2,751			2,751
Tax benefit from exercise of stock options			(52)			(52)
Shares sold - stock purchase plans		2	8,390			8,392
Shares sold - stock purchase plans (in Shares)		224,969
Shares issued in conversion of preferred stock to common stock	(33)		33
Shares issued in conversion of preferred stock to common stock (in Shares)	(2,118)	511
Dividends declared to preferred stockholders				(8,671)		(8,671)
Dividends declared to common stockholders				(16,317)		(16,317)
Balance at Dec. 31, 2011	$ 170,515	$ 138	$ 139,183	$ 265,198	$ 36,702	$ 611,736
Balance (in Shares) at Dec. 31, 2011	10,838,490	13,862,738